S-K 1603, SPAC Sponsor; Conflicts of Interest	Jun. 04, 2026
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties:

Individual	Entity	Entity’s Business	Affiliation
James Carpenter	Riverside Management Group, LLC	Merchant Bank	Founder and Chief Executive Officer
Douglas Horlick	Estancia Consulting	Consulting	Founder
	Martone St., LLC	Consumer Company	Director
	Mountain Lake Acquisition Corp.	SPAC	Chief Financial Officer, President and Director
	Mountain Lake Acquisition Corp. II	SPAC	Chief Financial Officer and Director
Individual	Entity	Entity’s Business	Affiliation
Paul Grinberg	Axos Financial	Financial Services and Banking	Chairman of the Board
	Colchis Funds	Alternative Investment Firm	Director
	Equabli, Inc.	Debt Recovery Management	Director
	Ferreter, Inc.	AI Platform	Director
	Mountain Lake Acquisition Corp.	SPAC	Chief Executive Officer and Chairman of the Board
	Mountain Lake Acquisition Corp. II	SPAC	Chief Executive Officer and Chairman of the Board
	Nevada Nanotech System, Inc.	Sensor Technology Provider	Director
	PG Mountain Capital	Consulting	President
	TRAK America	Business Solutions Provider	Director
	CoinShares PLC	Asset Manager Specializing in Digital Assets	Chairman of the Board and Chairman of the Audit Committee
Keith Wyness	Individual Strategies Ltd.	Sports Consulting	Chief Executive Officer and Director
	Riverside Management Group, LLC	Merchant Bank	Managing Director (Liverpool) RMG Special Advisor
Robert Warfield	AMG Critical Materials	Metals and Engineering	Special Advisor
	Riverside Management Group, LLC	Merchant Bank	Managing Director